Italy Sale Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Italy Sale Disclosure [Abstract]
Italy Sale Disclosure

19. Italy Sale Disclosure

In June 2023 the Company engaged an Italian firm to market the Company’s operating assets in Italy. During the fourth quarter of 2023 a buyer was identified, and the sale of the assets was finalized on December 28, 2023. The Company received a cash consideration of $17.5 million for all operating assets. In accordance with ASC 360, the Company removed the disposal group and recognized a loss of $5.5 million upon sale on December 28, 2023, of which $0.6 million were cost associated with the sale. The remaining balances and results of the Italian assets not disposed are presented below:

	As of March 31,	Year Ended December 31,
Italy	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$87	$100
Other current assets	330	338
Other non-current assets	3,966	3,819
Total assets	$4,383	$4,257

Liabilities:
Accounts payable	$17	$21
Other current liabilities	569	578
Total liabilities	$586	$599

Net assets	$3,797	$3,658

	Three Months Ended March 31,
Italy	2024	2023
	(in thousands)

Revenues	$-	$655

Operating Expenses
Cost of revenues	-	(262)
Selling, general, and administrative	(8)	(42)
Depreciation, amortization, and accretion	-	(410)
Total operating expenses	(8)	(714)

Loss from discontinued operations	(8)	(59)

Other income/(expense):
Other expense	-	(36)
Total other expenses	$-	$(36)
Loss before provision for income taxes	$(8)	$(95)
Income taxes	-	-
Net loss from discontinued operations	$(8)	$(95)

Impact on EPS
Net loss attributable to common stockholders, basic	$(8)	$(95)
Net loss attributable to common stockholders, diluted	(8)	(95)
Net loss per share attributable to common stockholders, basic	$(0.00)	$(0.00)
Net loss per share attributable to common stockholders, diluted	(0.00)	(0.00)
Weighted-average common stock outstanding, basic	65,077,094	57,500,000
Weighted-average common stock outstanding, diluted	65,077,094	57,500,000

21.	Italy Sale Disclosure

In June 2023 the Company engaged an Italian firm to market the Company’s operating assets in Italy. During the fourth quarter of 2023 a buyer was identified, and the sale of the assets was finalized on December 28, 2023. The Company received a cash consideration of $17.5 million for all operating assets. In accordance with ASC 360, the Company removed the disposal group and recognized a loss of $5.5 million upon sale on December 28, 2023, of which $0.6 million were cost associated with the sale. The balances and results of the Italian disposal group are presented below:

	As of December 28,	Year Ended December 31,
Italy	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$100	$295
Accounts receivable, net	-	932
Other current assets	338	1,030
Property, plant, and equipment, net	-	21,735
Operating leases, non-current - assets	-	4
Other non-current assets	3,819	800
Total assets held for sale	$4,257	$24,796

Liabilities:
Accounts payable	$21	$109
Other current liabilities	578	1,080
Other non-current liabilities	-	216
Total liabilities to be disposed of	$599	$1,405

Net assets held for sale	$3,658	$23,391

	Year Ended December 31,
Italy	2023	2022
	(in thousands)

Revenues	$3,360	$3,354

Operating Expenses
Cost of revenues	(1,204)	(812)
Selling, general, and administrative	(69)	(77)
Depreciation, amortization, and accretion	(1,638)	(1,614)
Loss on disposal of asset	(5,501)	-
Total operating expenses	(8,412)	(2,503)

Income/(Loss) from discontinued operations	(5,052)	851

Other income/(expense):
Other expense	(15)	-
Other income	-	22
Total other expenses	$(15)	$22
Income/(Loss) before provision for income taxes	$(5,067)	$873
Income taxes	-	-
Net income/(loss) from discontinued operations	$(5,067)	$873

Impact on EPS
Net income/(loss) attributable to common stockholders, basic	$(5,067)	$873
Net income/(loss) attributable to common stockholders, diluted	(5,067)	873
Net income/(loss) per share attributable to common stockholders, basic	$(0.09)	$0.02
Net income/(loss) per share attributable to common stockholders, diluted	(0.09)	0.02
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000